Intangible Asset (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 RM / shares	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Selling price (in Ringgits per share) | RM / shares		RM 55,800
Inflate rate		5.00%
Useful life		10 years
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Principal annual rates	10.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Principal annual rates	20.00%
Supply/Service Agreements [Member]
Disclosure of detailed information about intangible assets [line items]
Inflate rate	5.00%
Useful life	10 years
Services expense (in Dollars) | $	$ 342,800
Pre-tax discount rates		11.79%	11.79%
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Expenses growth rate	3.00%	3.00%
CGUs [Member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rates	5.12%	5.08%	5.08%